GOF‑P43 12/25
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 30, 2025
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF AND
FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)

Each Fund’s Summary Prospectus and Prospectus are amended as follows:

I.	The following replaces the first paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus.

A.	For the Franklin U.S. Large Cap Multifactor Index ETF (FLQL)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index. The U.S. Large Cap Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell. The U.S. Large Cap Underlying Index is based on the Russell 1000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. As of May 31, 2025, the Parent Index represented approximately 95% of the total market capitalization of the Russell 3000® Index.

B.	For the Franklin U.S. Mid Cap Multifactor Index (FLQM)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid‑capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index.

C.	For the Franklin U.S. Small Cap Multifactor Index (FLQS)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Small Cap Underlying Index is based on the Russell 2000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.

II.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, and as the last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.

III.	The following replaces the first four paragraphs in the section titled “Fund Details – Principal Investment Policies and Practices” in the Funds’ Prospectus.
Under normal market conditions, each Fund invests at least 80% of its assets in the component securities of the Fund’s corresponding Underlying Index. Each Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell.
The U.S. Large Cap Underlying Index is based on the Russell 1000® Index and is constructed by applying a multi-factor methodology to the Russell 1000® Index. The Russell 1000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. As of May 31, 2025, the Russell 1000® Index represented approximately 95% of the total market capitalization of the Russell 3000® Index. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. As of May 31, 2025, the U.S. Large Cap Underlying Index was comprised of 211 securities with capitalizations ranging from $1.89 billion to $3.42 trillion.
The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index and is constructed by applying a multi-factor methodology to the Russell Midcap® Index. The Russell Midcap® Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid‑capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index. As of May 31, 2025, the U.S. Mid Cap Underlying Index was comprised of 202 securities with capitalizations ranging from $902 million to $56.88 billion.
The U.S. Small Cap Underlying Index is based on the Russell 2000® Index and is constructed by applying a multi-factor methodology to the Russell 2000® Index. The Russell 2000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index. As of May 31, 2025, the U.S. Small Cap Underlying Index was comprised of 486 securities with capitalizations ranging from $21 million to $16.97 billion.

IV.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

V.	The following is added to each Fund’s Prospectus in the section titled “Fund Details – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and a greater risk of loss.

VI.	The following replaces the disclosure in the section titled “Index Provider” and the section titled “Disclaimers—FTSE Russell” in the Funds’ Prospectus.
FTSE Russell creates, compiles, maintains, calculates and publishes each Underlying Index. Franklin Templeton Companies, LLC (FTC), an affiliate of Advisory Services, has entered into a license agreement with FTSE Russell to use the Underlying Indexes. Pursuant to an index sub‑licensing agreement between FTC and Franklin Templeton ETF Trust, FTC provides the use of the Underlying Indexes and related intellectual property at no cost to the Franklin Templeton ETF Trust and the Funds.

The LibertyQ U.S. Large Cap Equity Index, LibertyQ U.S. Mid Cap Equity Index, and LibertyQ U.S. Small Cap Equity Index are calculated and maintained by FTSE Russell. Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of an Index (upon which the Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF or Franklin U.S. Small Cap Multifactor Index ETF is based), (ii) the figure at which an Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of an Index for the purpose to which it is being put in connection with Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF or Franklin U.S. Small Cap Multifactor Index ETF. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to an Index to FTC or to its clients. Each Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in an Index or (b) under any obligation to advise any person of any error therein.
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and / or Russell ratings or underlying data and no party may rely on any Russell Indexes and / or Russell ratings and / or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.
Each Fund is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its respective underlying index (the “Underlying Index”) even if the Fund becomes non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status under such circumstances.
The Funds’ SAI is amended as follows:

I.	The following is added with respect to each Fund in the “Goals, Strategies and Risks – Fundamental Investment Policies” section of the Statement of Additional Information:
The Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. The Fund may become non‑diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Please retain this supplement for future reference.

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